EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Depreciation	$ 24,845	$ 9,222	$ 61,897	$ 21,796
Research equipment agreement			318,603
Equipment payment			21,115
Security deposit			238,952
Minimum [Member]
Equipment payment			$ 10,260